Finance and investment income, finance costs and revaluation and retranslation of financial instruments - Summary of Finance Income, Finance Costs and Revaluation and Retranslation of Financial Instruments (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Financial assets measured at fair value through profit and loss	£ 123	£ 111	£ 118
Financial assets measured at fair value through profit and loss	11	13	24
Other interest income	3	3	3
Finance and investment income	137	127	145
Interest on bank overdrafts, bonds and bank loans	309	273	258
Interest expense related to lease liabilities	98	106	96
Interest on other long-term employee benefits	6	6	3
Net interest expense on pension plans	4	4	2
Finance costs	417	389	359
Movements in fair value of derivative financial instruments	(17)	(3)	1
Premium on the early repayment of bonds	(16)	0	0
Revaluation of investments and other assets held at fair value through profit or loss	(24)	(21)	23
Remeasurement of put options over non-controlling interests	(10)	(1)	28
Revaluation of contingent consideration liabilities	1	51	26
Retranslation of financial instruments	16	(19)	(2)
Net revaluation and retranslation of financial instrument (loss)/gain	£ (50)	£ 7	£ 76